CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash (including RMB266,560 and RMB552,153 of VIEs as of December 31, 2017 and 2018, respectively)	¥ 2,161,622	¥ 1,873,446
Restricted cash (including RMB10,837 and RMB87 of VIEs as of December 31, 2017 and 2018, respectively)	87	10,837
Accounts receivable, net of allowance for doubtful accounts (including RMB348,536 and RMB517,346 of VIEs as of December 31, 2017 and 2018, respectively)	536,842	364,654
Value-added-tax ("VAT") recoverable (including RMB27,596 and RMB39,671 of VIEs as of December 31, 2017 and 2018, respectively)	163,476	112,067
Prepaid expenses (including RMB32,919 and RMB32,962 of VIEs as of December 31, 2017 and 2018, respectively)	64,843	50,373
Other current assets (including RMB7,283 and RMB59,499 of VIEs as of December 31, 2017 and 2018, respectively)	110,526	42,651
Total current assets	3,037,396	2,454,028
Property and equipment, net (including RMB2,164,121 and RMB3,058,294 of VIEs as of December 31, 2017 and 2018, respectively)	13,994,945	8,165,601
Intangible assets, net (including RMB143,151 and RMB181,025 of VIEs as of December 31, 2017 and 2018, respectively)	482,492	348,466
Prepaid land use rights, net	756,957	26,245
Goodwill	1,751,970	1,570,755	¥ 1,341,087
Deferred tax assets (including RMB11,846 and RMB16,676 of VIEs as of December 31, 2017 and 2018, respectively)	36,974	14,305
Restricted cash (including RMB23,592 and RMB39,346 of VIEs as of December 31, 2017 and 2018, respectively)	123,039	63,317
VAT recoverable (including RMB26,235 and RMB115,054 of VIEs as of December 31, 2017 and 2018, respectively)	488,526	290,065
Other non-current assets (including RMB80,763 and RMB81,290 of VIEs as of December 31, 2017 and 2018, respectively)	212,944	211,785
Total assets	20,885,243	13,144,567
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including RMB232,000 and RMB235,250 of VIEs as of December 31, 2017 and 2018, respectively)	1,283,320	790,484
Accounts payable (including RMB339,175 and RMB212,698 of VIEs as of December 31, 2017 and 2018, respectively)	1,508,020	1,110,411
Accrued expenses and other payables (including RMB91,542 and RMB148,945 of VIEs as of December 31, 2017 and 2018, respectively)	476,564	368,624
Deferred revenue (including RMB46,526 and RMB54,101 of VIEs as of December 31, 2017 and 2018, respectively)	73,077	55,609
Capital lease and other financing obligations, current (including RMB84,771 and RMB96,787 of VIEs as of December 31, 2017 and 2018, respectively)	166,898	97,943
Total current liabilities	3,507,879	2,423,071
Long-term borrowings, excluding current portion (including RMB85,250 and RMB60,000 of VIEs as of December 31, 2017 and 2018, respectively)	5,203,708	3,459,765
Convertible bonds payable	2,004,714
Capital lease and other financing obligations, non-current (including RMB879,685 and RMB1,068,862 of VIEs as of December 31, 2017 and 2018, respectively)	4,134,327	2,303,044
Deferred tax liabilities (including RMB70,030 and RMB69,624 of VIEs as of December 31, 2017 and 2018, respectively)	171,878	124,277
Other long-term liabilities (including RMB13,145 and RMB10,740 of VIEs as of December 31, 2017 and 2018, respectively)	340,812	358,898
Total liabilities	15,363,318	8,669,055
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 873,679,343 and 939,479,307 Class A ordinary shares issued and outstanding as of December 31, 2017 and 2018, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2017 and 2018, respectively)	341	320
Additional paid-in capital	7,275,945	5,861,445
Accumulated other comprehensive loss	(139,254)	(200,688)
Accumulated deficit	(1,615,107)	(1,185,565)
Total shareholders' equity	5,521,925	4,475,512	¥ 2,986,474	¥ (340,505)
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 20,885,243	¥ 13,144,567